Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fixed maturities, amortized cost	$ 32,643.1	$ 28,255.9
Nonredeemable preferred stocks, cost	971.3	1,002.6
Equity Securities Common Equities Cost	1,125.5	1,148.9
Debt Securities, Available-for-Sale Short Term Investments, Amortized Cost	1,798.8	1,795.9
Premiums receivable, allowance for doubtful accounts	283.2	252.1
Property and equipment, accumulated depreciation	1,138.1	1,033.2
Finite-Lived Intangible Assets, Accumulated Amortization	$ 314.0	$ 247.7
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900,000,000.0	900,000,000.0
Common Shares, issued (shares)	797,500,000	797,500,000
Common Shares, treasury shares (shares)	212,900,000	214,300,000
Serial Preferred Stock
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Series B Preferred Stock | Serial Preferred Stock
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Stock, Shares Authorized	500,000.0	500,000.0
Preferred Stock, Shares Issued	500,000.0	500,000.0
Preferred Stock, Shares Outstanding	500,000.0	500,000.0
Preferred Stock, Liquidation Preference Per Share	$ 1,000	$ 1,000